As filed with the Securities and Exchange Commission on May 9, 2003

                                            1933 Act Registration No.: 333-38007
                                            1940 Act Registration No.: 811-08441
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                       POST-EFFECTIVE AMENDMENT NO. 6                       [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 21                            [X]

              LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                              American Legacy III

                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                        100 Madison Street, Suite 1860
                              Syracuse, NY 13202
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (315) 428-8400

                            Robert O. Sheppard, Esq.
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                  The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on May 1, 2003, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[X] on July 25, 2003 pursuant to paragraph (a)(i) of Rule 485

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York
                Lincoln Life & Annuity Variable Annuity Account H
                               American Legacy III
                       Supplement dated __________________
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current American Legacy III Prospectus and retain it for reference. This Supplement introduces the Principal Security(SM) Benefit Rider.

The Principal Security(SM) Benefit Rider is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) as adjusted for purchase payments and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.

Effective Date

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.

Charges for the Rider

        The annual charge is currently 0.55% of the Guaranteed Amount as adjusted. The annual maximum guaranteed charge is 0.95%.

During the accumulation period, there is a charge for the Principal Security(SM) Benefit Rider, if elected. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider or the most recent reset date. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.

If you reset the Guaranteed Amount, a pro-rata deduction of the Rider charge will be made on the valuation date of the reset. We also will begin assessing the Rider charge currently in effect at the time of reset. This Rider charge may be higher than the charge for your initial Guaranteed Amount; however, the charge will never exceed the guaranteed maximum annual charge of 0.95%. We will deduct this charge quarterly each year, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your Rider charge will never change, although the amount we deduct for the charge will change if the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Principal Security(SM) Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If you surrender your contract at the end of the applicable time period:

           1 year           3 years           5 years          10 years
         ---------------------------------------------------------------


     2) If you annuitize or do not surrender your contract at the end of the applicable time period:

          1 year           3 years           5 years          10 years
         ---------------------------------------------------------------

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only). Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Guaranteed Amount

The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below.

After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause a change in the charge for this Rider. Purchase payments or withdrawals made after the reset adjust the Guaranteed Amount. We may limit your right to reset the Guaranteed Amount to anniversary dates in the future.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year (until the Guaranteed Amount equals zero). The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that. On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:

   a. the Annual Withdrawal Limit immediately prior to the reset; or
   b. 7% of the new (reset) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Annual Withdrawal Limit will remain the same.

Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or a market value (interest) adjustment.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:

1. The Guaranteed Amount is reduced to the lesser of:
   a. the contract value immediately following the withdrawal, or
   b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Annual Withdrawal Limit will be the lesser of:
   a. the Annual Withdrawal Limit immediately prior to the withdrawal; or
   b. the greater of:
      i. 7% of the Guaranteed Amount immediately following the withdrawal; or
     ii. 7% of the contract value immediately following the withdrawal.

In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and your Annual Withdrawal Limit.

Withdrawals may be individually requested, an automatic withdrawal service may be established, or an annuity payment option, the Guaranteed Withdrawal Balance Annuity Payment Option, is available under this Rider. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market.

The tax consequences of withdrawals are discussed in your Prospectus, under Federal tax matters.

Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. However, if a death benefit is payable, the beneficiary (or contractowner) may elect to make a withdrawal of the Guaranteed Amount in lieu of taking the death benefit under the contract. Refer to your Prospectus for a discussion of the death benefit options. If the contract is continued upon the death of the contractowner, all terms and conditions of the Rider will apply to the new owner. The new owner may elect to reset the Guaranteed Amount without waiting for the next reset date. All other conditions for the reset apply. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.

Rider Charge Waiver

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

Termination

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

Availability

The availability of this Rider will depend upon your state's approval of this Rider. This Rider will not be available to add to existing contracts until approximately August 19, 2003 (or later depending upon your state). Check with your investment representative regarding availability in your state.

                                     PART A

The Prospectus for the American Legacy III variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.

                   Lincoln Life & Annuity Company of New York
                Lincoln Life & Annuity Variable Annuity Account H
                               American Legacy III
                       Supplement dated ___________, 2003
          to the Statement of Additional Information dated May 1, 2003

Please keep this Supplement with your current American Legacy III Statement of Additional Information and retain it for reference.

In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

C. Standard Performance Data (assuming the i4LIFE(SM)Advantage is in not effect):

Period Ending December 31, 2002

                                                                  10 Year/ Since
                                      1-Year      5-Years         Inception
--------------------------------------------------------------------------------
Global Discovery
(commenced activity 7/5/01)
Global Growth
(commenced activity 2/22/00)
Global Small Capitalization
(commenced activity 2/22/00)
Growth
(commenced activity 2/22/00)
International
(commenced activity 2/22/00)
New World Fund
(commenced activity 2/22/00)
Blue Chip Income and Growth
(commenced activity 7/5/01)
Growth-Income
(commenced activity 2/22/00)
Asset Allocation
(commenced activity 2/22/00)
Bond
(commenced activity 2/22/00)
High-Income Bond
(commenced activity 2/22/00)
U.S. Gov't./AAA-Rated Securities
(commenced activity 2/22/00)
Cash Management
(commenced activity 2/22/00)

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) benefit.

In addition, two Non-Standard Performance charts have been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

(C1) Non-Standard Performance Data (assuming the i4LIFE(SM) Advantage is in not effect):

Period Ending December 31, 2002

                                                                       Since
                                 YTD  1 Year  3 Year  5 Year  10 Year  Inception
--------------------------------------------------------------------------------
Global Discovery
(commenced activity 7/5/01)
Global Growth
(commenced activity 2/22/00)
Global Small Capitalization
(commenced activity 2/22/00)
Growth
(commenced activity 2/22/00)
International
(commenced activity 2/22/00)
New World Fund
(commenced activity 2/22/00)
Blue Chip Income and Growth
(commenced activity 7/5/01)
Growth-Income
(commenced activity 2/22/00)
Asset Allocation
(commenced activity 2/22/00)
Bond
(commenced activity 2/22/00)
High-Income Bond
(commenced activity 2/22/00)
U.S. Gov't./AAA-Rated Securities
(commenced activity 2/22/00)
Cash Management
(commenced activity 2/22/00)

The performance figures shown reflect the cost of the EGMDB option with the Principal Security(SM) benefit. If contractowner had chosen to eliminate the EGMDB, their returns would have been higher.

(C2) Non-Standard Performance Data (not adjusted for surrender charges or the annual account fee and assuming the i4LIFE(SM) Advantage is in not effect):

Period Ending December 31, 2002

                                                                                Since
                                     YTD   1 Year   3 Year   5 Year   10 Year   Inception
-----------------------------------------------------------------------------------------
Global Discovery
(commenced activity 7/5/01)
Global Growth
(commenced activity 2/22/00)
Global Small Capitalization
(commenced activity 2/22/00)
Growth
(commenced activity 2/22/00)
International
(commenced activity 2/22/00)
New World Fund
(commenced activity 2/22/00)
Blue Chip Income and Growth
(commenced activity 7/5/01)
Growth-Income
(commenced activity 2/22/00)
Asset Allocation
(commenced activity 2/22/00)
Bond
(commenced activity 2/22/00)
High-Income Bond
(commenced activity 2/22/00)
U.S. Gov't./AAA-Rated Securities
(commenced activity 2/22/00)
Cash Management
(commenced activity 2/22/00)

The performance figures shown reflect the cost of the EGMDB option with the Principal Security(SM) benefit. If contractowner had chosen to eliminate the EGMDB, their returns would have been higher.

                                     PART B

The Statement of Additional Information for the American Legacy III variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A.
         The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

      2. Part B.
         The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

         Statement of Assets and Liabilities -- December 31, 2002
         Statement of Operations -- Year ended December 31,2002
         Statements of Changes in Net Assets -- Years ended December 31,
           2002 and 2001
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B.
         The following financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
         (To Be Filed by Amendment)

         Balance Sheets -- December 31, 2002 and 2001
         Statements of Income -- Years ended December 31, 2002, 2001, and 2000
         Statements of Shareholder's Equity -- Years ended December 31,
           2002, 2001, and 2000
         Statements of Cash Flows -- Years ended December 31, 2002,
           2001, and 2000
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits


(1) Resolutions of the Board of Directors and memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.


(2)    None.


(3)(a) Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (b) Form of Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(4)(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-38007) filed on May 17, 2000.




   (b) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 5 (File
       No. 333-38007) filed on April 15, 2003.

   (c) Individual Retirement Annuity Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 5 (File
       No. 333-38007) filed on April 15, 2003.

   (d) Roth Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 5 (File
       No. 333-38007) filed on April 15, 2003.

   (e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on
       April 15, 2003.

   (f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on
       April 15, 2003.

   (g) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.




(5) Application incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

(7)    Not applicable.

(8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and LNY incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

   (b) Fund Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (c) Amended and Restated Service Agreement between The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

   (d) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc. Delaware Service Company, Inc. and LNY incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (9) Opinion and consent of Robert O. Sheppard, Counsel of Lincoln Life & Annuity Company of New York as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.



(10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed By Amendment)

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.

(16) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.


The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Item 25.

                                      Positions and Officers with Lincoln Life &
Name                                        Annuity Company of New York
----                                  ------------------------------------------

Lorry J. Stensrud**...................    President and Director

John H. Gotta****....................     Second Vice President and Director

Janet Chrzan**........................    Second Vice President/Chief Financial
                                          Officer

J. Patrick Barrett....................    Director
    Chairman & CEO
    Carpat Investments
    4605 Watergap
    Manlius, NY 13104

Robert D. Bond**......................    Director


Name
----
Jon A. Boscia***.................................  Director

Bradley R. Skarie**..............................  Acting Director of Annuities Compliance

Christine Frederick****..........................  Director of Life Compliance

Rise C.M. Taylor**...............................  Second Vice President

Barbara S. Kowalczyk***..........................  Director

M. Leanne Lachman................................  Director
  Principal
  Lend Lease Real Estate Investments
  787 7th Avenue - 46th Floor
  New York, NY 10019

Louis G. Marcoccia...............................  Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300

Gary W. Parker****...............................  2nd Vice President and Director

John M. Pietruski................................  Director
  One Penn Plaza
  Suite 3408
  New York, NY 10119

Ron J. Ponder....................................  Director
  Executive Vice President & CIO
  Well Point Health Networks, Inc.
  1 Wellpoint Way
  T2 - 2G4
  Thousand Oaks, CA 91362

Mark E. Reynolds**...............................  Director

Robert O. Sheppard*..............................  2nd Vice President/General Counsel

Eldon J. Summers**...............................  Treasurer

Richard C. Vaughan***............................  Director

C. Suzanne Womack***.............................  Secretary


* Principal business address is 100 Madison Street, Suite 1860, Syracuse, New York 13202.

**   Principal business address is 1300 S. Clinton Street, Fort
     Wayne, Indiana 46802.

***  Principal business address is Center Square West Tower,
     1500 Market St., Suite 3900, Philadelphia, PA 19102-2112.

**** Principal business address is 350 Church Street,
     Hartford, CT 06103.

Item 26.

                     PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.


Item 27.

                           NUMBER OF CONTRACT OWNERS

     As of February 28, 2003, there were 1027 contractowners under Account H


Item 28.

                         INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII, Section 2, of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., New World Fund, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


     Lincoln National Variable Annuity Account E, and Lincoln National Flexible Premium Variable Life Accounts F, J and Y (all registered as investment com-panies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invests in the series. The series also offers shares of the funds to other segregated investment accounts.





  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        David L. Abzug                   Vice President
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                     Vice President
        P.O. Box 7326
        Little Rock, AR 72217

        Dana W. Anderson                 Regional Vice President
        200 E. Big Beaver Road
        Suite 116
        Troy, MI 48083

        Robert B. Aprison                Vice President
        2983 Bryn Wood Drive
        Madison, WI 53711

  L     William W. Bagnard               Vice President

        Shakeel A. Barkat                Regional Vice President
        1249 Pine Hill Drive
        Annapolis, MD 21401

        Steven L. Barnes                 Senior Vice President
        7490 Clubhouse Road
        Suite 100
        Boulder, CO 80301

  L     Nancy J. Batlin                  Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  B     Carl R. Bauer                    Vice President

        Michelle A. Bergeron             Senior Vice President
        4160 Gateswalk Drive
        Smyrna, GA 30080

        J. Walter Best, Jr.              Regional Vice President
        9013 Brentmeade Blvd.
        Brentwood, TN 37027

        Joseph T. Blair                  Senior Vice President
        P.O. Box 3529
        148 E. Shore Avenue
        Groton Long Point, CT 06340

        John A. Blanchard                Vice President
        576 Somerset Lane
        Northfield, IL 60093

        Ian B. Bodell                    Senior Vice President
        P.O. Box 1665
        Brentwood, TN  37024-1665

        Mick L. Brethower                Senior Vice President
        601 E. Whitestone Blvd.
        Building 6, Suite 115
        Cedar Park, TX 78613

        C. Alan Brown                    Vice President
        4129 Laclede Avenue
        St. Louis, MO 63108

  L     Sheryl M. Burford                Assistant Vice President

  B     J. Peter Burns                   Vice President

        Cody Callaway                    Regional Vice President
        803 South Desert Palm Place
        Broken Arrow, OK 74012

        Matthew C. Carlisle              Regional Vice President
        4500 Fairvista Drive
        Charlotte, NC 28269

        Damian F. Carroll                Regional Vice President
        40 Ten Acre Road
        New Britain, CT 06052

        Brian C. Casey                   Vice President
        8002 Greentree Road
        Bethesda, MD  20817

        Victor C. Cassato                Senior Vice President
        609 W. Littleton Blvd.,
         Suite 310
        Littleton, CO  80120

        Christopher J. Cassin            Senior Vice President
        19 North Grant Street
        Hinsdale, IL  60521

        Denise M. Cassin                 Vice President
        1301 Stoney Creek Drive
        San Ramon, CA  94583

  L     David D. Charlton                Senior Vice President

  L     Larry P. Clemmensen              Director

  L     Kevin G. Clifford                Director, President and Co-Chief
                                         Executive Officer

  H     Cheri Coleman                    Vice President

        Ruth M. Collier                  Senior Vice President
        106 Central Park South, #10K
        New York, NY 10019

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  S     David Coolbaugh                  Vice President

        Carlo O. Cordasco                Regional Vice President
        101 Five Forks Lane
        Hampton, VA 23669

  B     Josie Cortez                     Assistant Vice President

        Thomas E. Cournoyer              Vice President
        2333 Granada Boulevard
        Coral Gables, FL  33134

  L     Michael D. Cravotta              Assistant Vice President

        Joseph G. Cronin                 Regional Vice President
        1281 Fiore Drive
        Lake Forest, IL 60045

        William F. Daugherty             Regional Vice President
        1213 Redwood Hills Circle
        Carlisle, PA 17013

        Guy E. Decker                    Regional Vice President
        2990 Topaz Lane
        Carmel, IN 46032

        Daniel J. Delianedis             Vice President
        Edina Executive Plaza
        5200 Willson Road, Suite 150
        Edina, MN 55424

        James A. DePerno, Jr.            Regional Vice President
        91 Church Street
        East Aurora, NY 14052

  L     Bruce L. DePriester              Senior Vice President,
                                         Treasurer and Controller

  L     Dianne M. Dexter                 Assistant Vice President

        Thomas J. Dickson                Regional Vice President
        108 Wilmington Court
        Southlake, TX 76092

        Michael A. DiLella               Vice President
        P. O. Box 661
        Ramsey, NJ 07446

        G. Michael Dill                  Senior Vice President
        505 E. Main Street
        Jenks, OK 74037

        Kirk D. Dodge                    Senior Vice President
        2627 Mission Street
        San Marino, CA 91108

        Peter J. Doran                   Director, Executive Vice President
        100 Merrick Road, Suite 216W
        Rockville Centre, NY 11570

  L     Michael J. Downer                Secretary

        Michael J. Dullaghan             Regional Vice President
        5040 Plantation Grove Lane
        Roanoke, VA 24012

  S     J. Steven Duncan                 Senior Vice President

        Robert W. Durbin                 Vice President
        74 Sunny Lane
        Tiffin, OH 44883

  I     Lloyd G. Edwards                 Senior Vice President

        Timothy L. Ellis                 Regional Vice President
        1441 Canton Mart Road, Suite 9
        Jackson, MS 39211

        John R. Fodor                    Senior Vice President
        15 Latisquama Road
        Southborough, MA 01772

  L     Charles L. Freadhoff             Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Daniel B. Frick                  Regional Vice President
        845 Western Avenue
        Glen Ellyn, IL 60137

        Clyde E. Gardner                 Senior Vice President
        Route 2, Box 3162
        Osage Beach, MO 65065

  L     Linda S. Gardner                 Vice President

  B     Lori Giacomini                   Assistant Vice President

  B     Evelyn K. Glassford              Vice President

        Jack E. Goldin                   Regional Vice President
        7995 Northwest 20th Street
        Pembroke Pines, FL 33024

        Jeffrey J. Greiner               Vice President
        12210 Taylor Road
        Plain City, OH 43064

  L     Paul G. Haaga, Jr.               Director

  B     Mariellen Hamann                 Vice President

        Derek S. Hansen                  Regional Vice President
        13033 Ridgedale Drive, #147
        Minnetonka, MN 55305

        David E. Harper                  Senior Vice President
        150 Old Franklin School Road
        Pittstown, NJ 08867

  H     Mary Pat Harris                  Vice President

        Robert J. Hartig, Jr.            Regional Vice President
        13563 Marjac Way
        McCordsville, IN 46055

        Steven J. Hipsley                Regional Vice President
        44 Tyler Drive
        Saratoga Springs, NY 12866

  L     Russell K. Holliday              Vice President

  L     Kevin B. Hughes                  Assistant Vice President

        Ronald R. Hulsey                 Senior Vice President
        6202 Llano
        Dallas, TX 75214

        Robert S. Irish                  Vice President
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483

        Michael J. Johnston              Director
        630 Fifth Avenue, 36th Floor
        New York, NY 10111

  B     Damien M. Jordan                 Senior Vice President

        John P. Keating                  Regional Vice President
        2285 Eagle Harbor Parkway
        Orange Park, FL 30073

  L     Benjamin M. Kemper               Vice President

  L     Maria K. Khader                  Assistant Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Dorothy Klock                    Vice President
        555 Madison Avenue, 29th Floor
        New York, NY 10022

  L     Edward K. Klodt                  Vice President

        Dianne L. Koske                  Assistant Vice President
        122 Clydesdale Court
        Hampton, VA 23666

  B     Elizabeth K. Koster              Assistant Vice President

        R. Andrew LeBlanc                Regional Vice President
        78 Eton Road
        Garden City, NY 11530

  B     Karl A. Lewis                    Vice President

        T. Blake Liberty                 Vice President
        5506 East Mineral Lane
        Littleton, CO 80122

        Mark J. Lien                     Regional Vice President
        1103 Tulip Tree Lane
        West Des Moines, IA 50266

  L     Lorin E. Liesy                   Vice President

  I     Kelle Lindenberg                 Assistant Vice President

        Louis K. Linquata                Regional Vice President
        5214 Cass Street
        Omaha, NE 68132

  LW    Robert W. Lovelace               Director

        Brendan T. Mahoney               Regional Vice President
        29 Harvard Drive
        Sudbury, MA 01776

        Stephen A. Malbasa               Director, Senior Vice President
        13405 Lake Shore Blvd.
        Cleveland, OH 44110

        Steven M. Markel                 Senior Vice President
        5241 South Race Street
        Greenwood Village, CO 80121

  L     J. Clifton Massar                Director, Senior Vice President

  L     Christopher McCarthy             Assistant Vice President

        James R. McCrary                 Regional Vice President
        28812 Crestridge
        Rancho Palos Verdes, CA 90275

  L     Scott F. McIntyre                Senior Vice President

  S     John V. McLaughlin               Senior Vice President

  L     Dan R. McMaster                  Assistant Vice President

        Terry W. McNabb                  Vice President
        2002 Barrett Station Road
        St. Louis, MO 63131

        Scott M. Meade                   Regional Vice President
        P.O. Box 122
        Rye Beach, NH 03871

        Monty L. Moncrief                Regional Vice President
        55 Chandler Creek Court
        The Woodlands, TX 77381

        William E. Noe                   Vice President
        304 River Oaks Road
        Brentwood, TN 37027

  L     Heidi J. Novaes                  Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Peter A. Nyhus                   Vice President
        3084 Wilds Ridge Court
        Prior Lake, MN 55372

        Eric P. Olson                    Vice President
        62 Park Drive
        Glenview, IL 60025

        Jeffrey A. Olson                 Regional Vice President
        930 S. Cowley Street, #305
        Spokane, WA 99202

        W. Burke Patterson, Jr.          Regional Vice President
        1643 Richland Avenue
        Baton Rouge, LA 70808

        Gary A. Peace                    Regional Vice President
        291 Kaanapali Drive
        Napa, CA 94558

        Samuel W. Perry                  Regional Vice President
        4340 East Indian School Road
        Suite 21
        Phoenix, AZ 85018

        David K. Petzke                  Regional Vice President
        4016 Saint Lucia Street
        Boulder, CO 80301

        Fredric Phillips                 Senior Vice President
        175 Highland Avenue, 4th Floor
        Needham, MA 02494

  B     Candance D. Pilgrim              Assistant Vice President

        Carl S. Platou                   Vice President
        7455 80th Place, S.E.
        Mercer Island, WA 98040

        Gregory S. Porter                Assistant Vice President
        630 Fifth Avenue, 36th Floor
        New York, NY 10111

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  S     Richard P. Prior                 Vice President

        Mark S. Reischmann               Regional Vice President
        5485 East Mineral Lane
        Centennial, CO 80122

        Steven J. Reitman                Senior Vice President
        212 The Lane
        Hinsdale, IL 60521

        Brian A. Roberts                 Vice President
        418 S. Royal Street
        Alexandria, VA 22314

  L     Julie D. Roth                    Vice President

  L     James F. Rothenberg              Director

        Romolo D. Rottura                Regional Vice President
        441 Nicholas Drive
        Southampton, PA 18966

        Douglas F. Rowe                  Vice President
        414 Logan Ranch Road
        Georgetown, TX 78628

        Christopher S. Rowey             Vice President
        10538 Cheviot Drive
        Los Angeles, CA 90064

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  H     Steve L. Rubin                   Vice President

        Dean B. Rydquist                 Senior Vice President
        1080 Bay Pointe Crossing
        Alpharetta, GA 30005

        Richard R. Samson                Senior Vice President
        4604 Glencoe Avenue, #4
        Marina del Rey, CA 90292

        Paul V. Santoro                  Regional Vice President
        17 Willow Street
        Boston, MA 02108

        Joseph D. Scarpitti              Vice President
        31465 St. Andrews
        Westlake, OH 44145

        Shane D. Schofield               Regional Vice President
        201 McIver Street
        Greenville, SC 29601

  S     Sherrie L. Senft                 Vice President

  L     R. Michael Shanahan              Director

  L     Michael J. Sheldon               Assistant Vice President

        Daniel S. Shore                  Regional Vice President
        1715 North Vine Street
        Chicago, IL 60614

        Brad Short                       Regional Vice President
        1601 Seal Way
        Seal Beach, CA 90740

        David W. Short                   Chairman of the Board and
        1000 RIDC Plaza, Suite 212       Co-Chief Executive Officer
        Pittsburgh, PA 15238

        William P. Simon, Jr.            Senior Vice President
        P.O. Box 426
        Devon, PA 19333

  L     Connie F. Sjursen                Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Jerry L. Slater                  Regional Vice President
        1820 38th Avenue E.
        Seattle, WA 98112

        Rodney G. Smith                  Senior Vice President

        Dallas, TX 75252

        Anthony L. Soave                 Regional Vice President
        3780 Fox Glove Court NE
        Grand Rapids, MI 49525

  L     Therese L. Soullier              Vice President

        Nicholas D. Spadaccini           Vice President
        855 Markley Woods Way
        Cincinnati, OH 45230

  L     Kristen J. Spazafumo             Assistant Vice President

        Daniel S. Spradling              Senior Vice President
        181 Second Avenue
        Suite 228
        San Mateo, CA 94401

  B     Raymond Stein                    Assistant Vice President

  LW    Eric H. Stern                    Director

        Brad Stillwagon                  Regional Vice President
        2438 Broadmeade Road
        Louisville, KY 40205

  B     Max D. Stites                    Vice President

  L     David K. Stone                   Assistant Vice President

        Thomas A. Stout                  Vice President
        1004 Ditchley Road
        Virginia Beach, VA 23451

        Craig R. Strauser                Vice President
        3 Dover Way
        Lake Oswego, OR 97034

  (b)           (1)                      (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Francis N. Strazzeri             Senior Vice President
        3021 Kensington Trace
        Tarpon Springs, FL 34689

  L     Lisa F. Swaiman                  Senior Vice President

  L     Libby J. Syth                    Assistant Vice President

  L     Drew W. Taylor                   Assistant Vice President

        Gary J. Thoma                    Regional Vice President
        401 Desnoyer
        Kaukauna, WI 54130

        Cynthia M. Thompson              Regional Vice President
        4 Franklin Way
        Ladera Ranch, CA 92694

  L     James P. Toomey                  Vice President

  I     Christopher E. Trede             Vice President

        George F. Truesdail              Senior Vice President
        400 Abbotsford Court
        Charlotte, NC 28270

        Scott W. Ursin-Smith             Vice President
        60 Reedland Woods Way
        Tiburon, CA 94920

        J. David Viale                   Regional Vice President
        39 Old Course Drive
        Newport Beach, CA 92660

  L     Patricia A. Vogt                 Assistant Vice President

        Gerald J. Voss                   Regional Vice President
        The Pines at Four Hills
        3900 S. Southeastern Ave., #304
        Sioux Falls, SD 57103

  L     Wendy A. Wainwright              Assistant Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Thomas E. Warren                 Vice President
        4171 Roberts Point Circle
        Sarasota, FL 34242

  L     Debbie L. Wasilak                Assistant Vice President

  L     J. Kelly Webb                    Senior Vice President

        Gregory J. Weimer                Vice President
        206 Hardwood Drive
        Venetia, PA 15367

  B     Timothy W. Weiss                 Director

  SF    Gregory W. Wendt                 Director

        George J. Wenzel                 Regional Vice President
        251 Barden Road
        Bloomfield Hills, MI 48304

  H     J. D. Wiedmaier                  Assistant Vice President

  SF    N. Dexter Williams, Jr.          Senior Vice President

        Andrew L. Wilson                 Regional Vice President
        11163 Rich Meadow Drive
        Great Falls, VA 22066

        Timothy J. Wilson                Vice President
        113 Farmview Place
        Venetia, PA 15367

  B     Laura L. Wimberly                Vice President

  H     Marshall D. Wingo                Director, Senior Vice President

  L     Robert L. Winston                Director, Senior Vice President

        Kurt A. Wuestenberg              Regional Vice President
        975 Arboretum Drive
        Saline, MI 48176

        Jason P. Young                   Regional Vice President
        11141 Whitetail Lane
        Olathe, KS 66061

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        William R. Yost                  Senior Vice President
        9320 Overlook Trail
        Eden Prairie, MN 55347

        Jonathan A. Young                Regional Vice President
        329 Downing Drive
        Chesapeake, VA 23322

        Scott D. Zambon                  Regional Vice President
        2178 Piper Lane
        Tustin Ranch, CA 92782

-------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

     (c)  NA


Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 9th day of May, 2003.

                             Lincoln Life & Annuity Variable Annuity Account H (Registrant)
                             American Legacy III

                             By:  /s/ Samuel S. Parkison
                                 ------------------------------
                                 Samuel S. Parkison
                                 2nd Vice President

                             Lincoln Life & Annuity Company of New York
                             (Depositor)

                             By:  /s/ Rise' C. M. Taylor
                                 ------------------------------
                                 Rise' C. M. Taylor
                                 (Signature-Officer of Depositor)
                                 2nd Vice President
                                 (Title)

     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on May 9, 2003.

Signature                                    Title
---------                                    -----

*                                            President and Director
-----------------------------------          (Principal Executive Officer)
Lorry J. Stensrud

*                                            Second Vice President and Chief
-----------------------------------          Financial Officer
Janet Chrzan                                 (Principal Financial Officer and
                                             Principal Accounting Officer)

*                                            Director
-----------------------------------
J. Patrick Barrett


*                                            Director
-----------------------------------
Robert D. Bond


*                                            Director
-----------------------------------
Jon A. Boscia


*                                            Director
-----------------------------------
John H. Gotta


*                                            Director
-----------------------------------
Barbara S. Kowalczyk


*                                            Director
-----------------------------------
M. Leanne Lachman


*                                            Director
-----------------------------------
Louis G. Marcoccia


*                                            Director
-----------------------------------
Gary W. Parker


*                                            Director
-----------------------------------
John M. Pietruski


                                             Director
-----------------------------------
Ron J. Ponder


*                                            Director
-----------------------------------
Mark E. Reynolds


*                                            Director
-----------------------------------
Richard C. Vaughan


/s/ Rise' C. M. Taylor
-----------------------------------, pursuant to a Power of Attorney
Rise' C. M. Taylor